Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2020	Sep. 30, 2020
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 1,805,218	$ 1,805,218
Less: accumulated amortization	(1,805,218)	(1,805,218)
Net intangible assets
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	1,410,335	1,410,335
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 394,883	$ 394,883